Organization and Nature of Operations	9 Months Ended
Sep. 30, 2022
Organization and Nature of Operations
Organization and Nature of Operations
1.	Organization and Nature of Operations

(a)Principal activities

Li Auto Inc. (“Li Auto”, or the “Company”) was incorporated under the laws of the Cayman Islands in April 2017 as an exempted company with limited liability. The Company, through its consolidated subsidiaries and the consolidated variable interest entities (the “VIEs”) and the VIEs’ subsidiaries (collectively, the “Group”), is primarily engaged in the design, development, manufacturing, and sales of new energy vehicles in the People’s Republic of China (the “PRC”).

(b)History of the Group and basis of presentation for the Reorganizations

Prior to the incorporation of the Company and starting in April 2015, the Group’s business was carried out under Beijing CHJ Information Technology Co., Ltd. (or “Beijing CHJ”) and its subsidiaries. Concurrently with the incorporation of the Company in April 2017, Beijing CHJ, through one of its wholly-owned subsidiaries, entered into a shareholding entrustment agreement with the management team (the legal owners of the Company at that time) to obtain full control over the Company (the “Cayman Shareholding Entrustment Agreement”). In the same year, the Company set up its subsidiaries Leading Ideal HK Limited (“Leading Ideal HK”), Beijing Co Wheels Technology Co., Ltd. (“Wheels Technology” or “WOFE”), and a consolidated VIE, Beijing Xindian Transport Information Technology Co., Ltd. (“Xindian Information”). The Company, together with its subsidiaries and the VIE, were controlled and consolidated by Beijing CHJ prior to the reorganization.

The Group underwent a reorganization (the “2019 Reorganization”) in July 2019. The major reorganization steps are described as follows:

●	Beijing CHJ terminated the Cayman Shareholding Entrustment Agreement, and concurrently the WOFE entered into contractual agreements with Beijing CHJ and its legal shareholders so that Beijing CHJ became a consolidated VIE of the WOFE;
●	the Company issued ordinary shares and Series Pre-A, A-1, A-2, A-3, B-1, B-2 and B-3 convertible redeemable preferred shares to shareholders of Beijing CHJ in exchange for respective equity interests that they held in Beijing CHJ immediately before the 2019 Reorganization.

All 2019 Reorganization related contracts were signed by all relevant parties on July 2, 2019, and all administrative procedures of the 2019 Reorganization, including but not limited to remitting share capital of Beijing CHJ overseas for reinjecting into the Company were completed by December 31, 2019.

As the shareholdings in the Company and Beijing CHJ were with a high degree of common ownership immediately before and after the 2019 Reorganization, even though no single investor controlled Beijing CHJ or Li Auto, the transaction of the 2019 Reorganization was determined to be a recapitalization with lack of economic substance, and was accounted for in a manner similar to a common control transaction. Consequently, the financial information of the Group is presented on a carryover basis for all periods presented. The number of outstanding shares in the unaudited condensed consolidated balance sheets, the unaudited condensed consolidated statements of changes in shareholders’ equity, and per share information including the net loss per share have been presented retrospectively as of the beginning of the earliest period presented on the unaudited condensed consolidated financial statements to be comparable with the final number of shares issued in the 2019 Reorganization. Accordingly, the effect of the ordinary shares and the preferred shares issued by the Company pursuant to the 2019 Reorganization have been presented retrospectively as of the beginning of the earliest period presented in the unaudited condensed consolidated financial statement or the original issue date, whichever is later, as if such shares were issued by the Company when the Group issued such interests.

1. Organization and Nature of Operations (Continued)

In preparation for the Listing on the main board of the Stock Exchange of Hong Kong Limited (“HKEx”), the Group underwent reorganization of its corporate structure (the “2021 Reorganization”) in the second quarter of 2021. The major reorganization steps were as follows:

●	In accordance with the requirements under the Listing Decision LD43-3 of HKEx to the extent practicable, the Company underwent reorganization of the holding structure of its onshore subsidiaries and the VIEs. The 2021 Reorganization mainly involved changing certain VIEs to wholly owned or partly-owned subsidiaries of the Company, to the extent permitted under the relevant PRC laws and regulations. Please refer to Note 1 (b) (i) and (ii).
●	In April, 2021, certain new contractual arrangements were entered into to replace the original contractual arrangements in place before the completion of 2021 Reorganization. Upon the completion of 2021 Reorganization, Beijing CHJ and Leading Ideal HK’s subsidiary each held 50% of equity interest of Chongqing Lixiang Automobile which was previously a wholly owned subsidiary of Beijng CHJ.

The transactions relating to the 2021 Reorganization were accounted for as common control transactions within the Group. Accordingly, the Group’s consolidated financial information was not impacted as a result of these transactions.

In March 2022, Beijing CHJ transferred its equity interest of Chongqing Lixiang Automobile to Leading Ideal HK’s subsidiary. Consequently, Chongqing Lixiang Automobile became a wholly owned subsidiary of the Company. The transaction was accounted for a common control transaction within the Group; accordingly, there was no impact to the Group’s consolidated financial information.

The Group’s unaudited condensed consolidated financial statements include the financial statements of the Company, its subsidiaries, the consolidated VIEs and the VIEs’ subsidiaries.

1. Organization and Nature of Operations (Continued)

As of September 30, 2022, the Company’s principal subsidiaries, the consolidated VIEs and the VIEs’ subsidiaries are as follows:

	Equity Interest Held	Date of Incorporation or Date of Acquisition	Place of Incorporation	Principal Activities	Notes
Subsidiaries
Leading Ideal HK Limited (“Leading Ideal HK”)	100%	May 15, 2017	Hong Kong, China	Investment holding
Beijing Co Wheels Technology Co., Ltd. (“Wheels Technology”)	100%	December 19, 2017	Beijing, PRC	Technology development and corporate management
Beijing Leading Automobile Sales Co., Ltd.(“Beijing Leading”)	100%	August 6, 2019	Beijing, PRC	Sales and after sales management
Jiangsu Xindian Interactive Sales and Services Co., Ltd. (“Jiangsu XD”)	100%	May 08, 2017	Changzhou, PRC	Sales and after sales management	(i)
Chongqing Lixiang Automobile Co., Ltd. (“Chongqing Lixiang Automobile”)	100%	October 11, 2019	Chongqing, PRC	Manufacturing of automobile and purchase of manufacturing equipment	(ii)
		Date of Incorporation	Place of Incorporation	Principal Activities	Notes
The VIEs
Beijing CHJ Information Technology Co., Ltd. (“Beijing CHJ”)		April 10, 2015	Beijing, PRC	Technology development
Beijing Xindian Transport Information Technology Co., Ltd. (“Xindian Information”)		March 27, 2017	Beijing, PRC	Technology development

Notes:

(i)	Jiangsu XD was Beijing CHJ’s subsidiary before the 2021 Reorganization.
(ii)	Upon the completion of 2021 Reorganization, Beijing CHJ and Leading Ideal HK’s subsidiary each held a 50% equity interest in Chongqing Lixiang Automobile which was previously a wholly owned subsidiary of Beijing CHJ. In March 2022, Beijing CHJ transferred its equity interest of Chongqing Lixiang Automobile to Leading Ideal HK’s subsidiary. Consequently, Chongqing Lixiang Automobile became a wholly owned subsidiary of the Company.

1. Organization and Nature of Operations (Continued)

(c)Impact of the COVID-19

Due to the COVID-19 pandemic and the related nationwide precautionary and control measures that were adopted in China starting in January 2020, the Company postponed the production in its Changzhou manufacturing facility after the Chinese New Year holiday in February 2020, and also experienced short term delays in the suppliers’ delivery of certain raw materials needed for production. As a result of varying levels of travel and other restrictions for public health concerns in various regions of China, the Group also temporarily postponed the delivery of Li ONE to customers. Following this temporary closure in February 2020, the Group reopened the retail stores and delivery and servicing centers and have resumed vehicle delivery to customers. Subsequent to March 31, 2020, the Group continuously increased their production capacity and delivery to normal level as the Group had recovered from the adverse impact of COVID-19 across China until the third quarter of 2021.

Since October 2021, the supply of semiconductor chips used for automotive manufacturing has experienced a global shortage following the disruption to semiconductor manufacturers due to the COVID-19 pandemic and an increase in global demand for personal computers for work-from-home economies. For example, due to the COVID-19 pandemic in Malaysia, the production of chips dedicated for the Group’s millimeter-wave radar supplier had been severely hampered, and the production and deliveries for the third quarter of 2021 had been adversely affected. Subsequent to December, 2021, the Group gradually resumed normal vehicle production by continuing to obtain the chips or other semiconductor components at a reasonable cost from multiple sources. The Group concluded that there would be no material impact on the Group’s long-term forecast.

In late March and April 2022, the COVID-19 resurgence in the Yangtze Delta region of China caused renewed and severe industry-wide disruptions in supply chain, logistics and production. The Group’s Changzhou manufacturing base is located in the center of the Yangtze Delta region, which is home to over 80% of the Group’s parts suppliers, especially in Shanghai and Kunshan. Certain suppliers in Shanghai and Kunshan temporarily terminated the production or delivery of their products completely, resulting in the Group unable to maintain adequate inventory for production demand. This had a material adverse impact on production in April 2022, resulting in delayed deliveries for customers. The Group has been working with vendors to restore production capacity with the objective to shorten the delivery waiting time for Li ONE customers. Despite the significant ongoing industry-wide parts supply chain challenges resulting from the COVID-19 pandemic, the Group’s production and delivery of vehicles gradually began to resume and sustain pre-pandemic levels beginning in May 2022.